Note 24 - Assets and Liabilities Associated With Assets Held for Sale - Non-current Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021	[1]	Dec. 31, 2020		Dec. 31, 2019	[1]
Statement Line Items [Line Items]
Solar plant	$ 13,512				$ 13,519									$ 500
Site restoration liability	104	$ 98	$ 93	$ 96	128	[1]	$ 0	$ 0	$ 0	$ 0		$ 0		$ 0	[1]	$ 0
Blanket Mine [member]
Statement Line Items [Line Items]
Solar plant	13,512				13,519
Site restoration liability	$ 104				$ 128

[1]	Refer to note 41.